SCHEDULE OF VIES' REPORTED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Cost of revenues			$ 123
Net loss	(2,145,530)	(9,075,353)	(61,995,758)
Variable Interest Entity, Primary Beneficiary [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Revenues		618	1,366,417
Cost of revenues			123
Total operating expenses	203,388	102,135	784,840
Net loss	$ 149,536	$ 248,314	$ 53,859,306